Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Unrealized loss on investment in Amilot ($nil tax effect)	$ 0	$ 0
Actuarial gain (loss) on health plan obligation ($nil tax effect)	0	0
Equity accounted investees – share of other comprehensive income (loss) ($nil tax effect)	0	0
Realization of OCI and AOCI through profit and loss on acquisition of Aris Gold ($nil tax effect)	0	0
Reclassification of OCI to net earnings due to Denarius dilution and derecognition ($nil tax effect)	0	0
Gold Notes
Condensed Statement of Income Captions [Line Items]
Tax effect for gold notes	1,410,000	0
Convertible Debenture
Condensed Statement of Income Captions [Line Items]
Tax effect for gold notes	$ 0	$ 0